Note 9 - Fixed Assets	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]

9.           Fixed assets

December 31, 2024		Accumulated
	Cost	depreciation	Net

Buildings	$2,696	$1,917	$779
Vehicles	20,445	11,677	8,768
Furniture and equipment	125,879	83,631	42,248
Computer equipment and software	244,035	165,151	78,884
Leasehold improvements	189,069	92,437	96,632
	$582,124	$354,813	$227,311

December 31, 2023		Accumulated
	Cost	depreciation	Net

Buildings	$2,564	$1,765	$799
Vehicles	19,147	9,714	9,433
Furniture and equipment	107,708	68,744	38,964
Computer equipment and software	220,136	157,514	62,622
Leasehold improvements	182,331	91,312	91,019
	$531,886	$329,049	$202,837

Fixed assets include ROU assets - Finance leases (see note 8).